Earnings per share (EPS) (Tables)	12 Months Ended
Mar. 31, 2018
Earnings per share [abstract]
Schedule of earnings per share
(a) Basic earnings per share

	Earnings	Earnings per share	Earnings	Earnings per share	Earnings	Earnings per share
	2018	2018	2017	2017	2016	2016
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	2,060	59.5	2,141	56.9	1,812	48.0
Exceptional items after tax from continuing operations	1,319	38.1	(312)	(8.3)	162	4.3
Remeasurements after tax from continuing operations	212	6.2	(19)	(0.5)	(73)	(1.9)
Earnings from continuing operations	3,591	103.8	1,810	48.1	1,901	50.4
Adjusted earnings from discontinued operations	—	—	607	16.1	574	15.2
Exceptional items and remeasurements after tax from discontinued operations	(41)	(1.2)	5,378	142.9	116	3.1
Earnings from discontinued operations	(41)	(1.2)	5,985	159.0	690	18.3
Total adjusted earnings	2,060	59.5	2,748	73.0	2,386	63.2
Total exceptional items and remeasurements after tax (including discontinued operations)	1,490	43.1	5,047	134.1	205	5.5
Total earnings	3,550	102.6	7,795	207.1	2,591	68.7

		2018		2017		2016
		millions		millions		millions
Weighted average number of ordinary shares – basic		3,461		3,763		3,774
(b) Diluted earnings per share

	Earnings	Earnings per share	Earnings	Earnings per share	Earnings	Earnings per share
	2018	2018	2017	2017	2016	2016
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	2,060	59.3	2,141	56.7	1,812	47.8
Exceptional items after tax from continuing operations	1,319	37.9	(312)	(8.3)	162	4.3
Remeasurements after tax from continuing operations	212	6.1	(19)	(0.5)	(73)	(1.9)
Earnings from continuing operations	3,591	103.3	1,810	47.9	1,901	50.2
Adjusted earnings from discontinued operations	—	—	607	16.0	574	15.1
Exceptional items and remeasurements after tax from discontinued operations	(41)	(1.2)	5,378	142.3	116	3.1
Earnings from discontinued operations	(41)	(1.2)	5,985	158.3	690	18.2
Total adjusted earnings	2,060	59.3	2,748	72.7	2,386	62.9
Total exceptional items and remeasurements after tax (including discontinued operations)	1,490	42.8	5,047	133.5	205	5.5
Total earnings	3,550	102.1	7,795	206.2	2,591	68.4

		2018		2017		2016
		millions		millions		millions
Weighted average number of ordinary shares – diluted		3,476		3,780		3,790
(c) Reconciliation of basic to diluted average number of shares

	2018	2017	2016
	millions	millions	millions
Weighted average number of ordinary shares – basic	3,461	3,763	3,774
Effect of dilutive potential ordinary shares – employee share plans	15	17	16
Weighted average number of ordinary shares – diluted	3,476	3,780	3,790